Provisions and Contingencies	12 Months Ended
Dec. 31, 2024
Provisions and Contingencies [Abstract]
Provisions and contingencies

Note 25. Provisions and contingencies

	2024	2023

Balance as of January 1	$142	$138
Effect of foreign currency exchange rate changes	(34)	14
Provisions made	595	91
Provisions used	(387)	(101)
Balance as of December 31	$316	$142

Provisions

The Group recognizes provisions for contingencies that are probable of requiring an outflow of resources due to adverse effects. The Group recognized the estimated probable losses against the company for labor, administrative and ligation, which are calculated based on the best estimate of the disbursement required to settle the obligation at the date of preparation of the Consolidated Financial Statements. Such contingencies are disclosed with possible adverse effects for the entity, as follows:

Legal provisions

Softcaps legal proceedings – The total balance of $159 (2023: $58) is comprised of labor, administrative, and civil litigation. There are no tax litigation provisions recognized as of December 31, 2024 and 2023.

The remaining balance of $156 (December 31, 2023: $84) is for labor litigation in Procaps, S.A.

Contingencies

Procaps SA de CV legal proceedings - The General Tax Directorate of El Salvador (DGII), determined that the company failed to declare taxable and presumed income from revenue obtained and loans made to non-domiciled companies in 2018, the proposed tax charge and sanction amounts to $1,087. Also, the DGII determined that the company incurred in the infraction of non-intentional evasion due to the incorrect filing of the “VAT” declarations for 2019. The proposed tax charge and penalty amounts to $348 as of December 31, 2024.

Furthermore, in 2024, the DGII notified and determined that the Company failed to report taxable income and deducted non-allowable costs and expenses. Additionally, the Company submitted information outside the established deadlines and did not provide the information required for the 2021 income tax return. As a result, the proposed tax charge and sanction amounts to USD 2,783.

However, the Group’s external advisor indicates that it is not probable for this claim to proceed, therefore, there is no provision for the effect of this contingency.

Rymco S.A. legal proceedings - HSMY Co Ltda. has filed a claim against Rymco S.A. for outstanding amounts related to unpaid invoices. The amount claimed is $454. Based on the assessment of external legal counsel, the claim is currently not considered probable of success; therefore, no provision has been recognized.